LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Leases
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Future minimum lease payments for each of the next five years ended December 31, and thereafter are as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability (1)	Operating lease obligation
2023	$648	$(54)	$594
2024	633	(73)	560
2025	645	(118)	527
2026	658	(162)	496
2027	671	(203)	468
Thereafter	915	(334)	581
Total	$4,170	$(944)	$3,226

(1)	Weighted average discount rate 7.98%

SCHEDULE OF FUTURE MINIMUM LEASE RECEIVABLES	Future Minimum Lease Receivables
(Amounts in 000’s)
2023	$6,256
2024	6,187
2025	6,034
2026	5,362
2027	5,445
Thereafter	11,605
Total	$40,888

SCHEDULE OF FUTURE MINIMUM LEASE RECEIVABLES LEASES TO THIRD-PARTIES

		Expiration	2023
Facility Name	Operator Affiliation (1)	Date	Annual Rent
			(Thousands)
Owned
Eaglewood Village	Aspire Regional Partners	11/30/2028	$630
Eaglewood Care Center	Aspire Regional Partners	11/30/2028	813
Hearth & Care of Greenfield	Aspire Regional Partners	11/30/2023	311
The Pavilion Care Center	Aspire Regional Partners	11/30/2028	340
Autumn Breeze Healthcare Center	C.R. Management	9/30/2025	962
Coosa Valley Health Care	C.R. Management	8/31/2030	1,072
Georgetown Healthcare & Rehabilitation	Oak Hollow Healthcare Management	10/31/2032	337
Mountain Trace Rehabilitation and Nursing Center	Vero Health Management	2/28/2029	528
Sumter Valley Nursing and Rehab Center	Oak Hollow Healthcare Management	10/31/2032	450
Subtotal Owned Facilities (10)			$5,443
Leased
Covington Care Center	Aspire Regional Partners	11/30/2028	813
Subtotal Leased Facilities (1)			$813
Total (11)			$6,256

(1)	Represents the number of facilities which are leased or subleased to separate tenants, which tenants are affiliates of the entity named in the table above.